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March 13, 2009                                          Diane E. Ambler
                                                        D 202.778.9886
                                                        F 202.778.9100
                                                        diane.ambler@klgates.com

EDGAR FILING

United States Securities and Exchange
Commission
100 F Street, NE
Washington, DC 20549

Re:  Metropolitan Life Insurance Company
     Metropolitan Life Separate Account E
     Form N-4 Registration Statement
     Post-Effective Amendment No. 12 under the Securities Act of 1933 and Amendment No. 126 under the Investment Company Act of 1940
     File Nos. 333-83716 and 811-04001

Dear Sir or Madam:

     On behalf of Metropolitan Life Insurance Company ("MetLife") and Metropolitan Life Separate Account E (the "Account"), transmitted herewith for filing with the Securities and Exchange Commission pursuant to the Securities Act of 1933 ("1933 Act"), as amended, the Investment Company Act of 1940, as amended (the "1940 Act"), and Rule 101(a) of Regulation S-T, is Post-Effective Amendment No. 12 under the 1933 Act and Amendment No. 126 under the 1940 Act to the above-referenced Registration Statement ("Amendment") for MetLife's Financial Freedom Select Variable Annuity Contracts.

     The purpose of this Amendment is to specify a new effective date, May 1, 2009, for Post-Effective Amendment No. 11 under the 1933 Act to the above-reference Registration Statement on Form N-4 filed on January 26, 2009 (the "Prior Amendment"). MetLife will file a post-effective amendment in April to: (i) respond to staff comments provided on February 6, 2009 on the Prior Amendment; (ii) update information relating to the underlying portfolios; and
(iii) include the financial statements for MetLife and the Account required by Form N-4.

     This transmission contains conformed signature pages, the manually signed originals of which are maintained at MetLife's offices.

     Please contact the undersigned at (202) 778-9886 or Andras P. Teleki at 202-778-9477 with any questions or comments.

                                        Sincerely,


                                        /s/ Diane E. Ambler
                                        ----------------------------------------
                                        Diane E. Ambler

cc:  Alison White, U.S. Securities and Exchange Commission